Related Party and Party-In Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-In Interest Transactions	Related Party and Party-In Interest Transactions
During 2025, the Master Trust received cash dividends from investments in CSX common stock of $13.2 million. The Plan’s share of these dividends was $8.7 million.

The Trustee routinely invests assets in its managed Collective Short-Term Investment Fund, therefore these transactions qualify as permitted party-in interest transactions. During 2025, the Master Trust earned interest of $652 thousand for transactions with this fund, a portion of which is allocated to the Plan based upon the Plan’s pro-rata share in the net assets of the Master Trust and is included in net gain from investment in Master Trust in the Statement of Changes in Net Assets Available for Benefits.

Notes receivable from members are also considered party-in interest transactions.

The foregoing transactions are not deemed prohibited party-in-interest transactions because they are covered by statutory and administrative exemptions from the Code and ERISA’s rules on prohibited transactions.